Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	January 2014
Distribution Date	02/18/14
Transaction Month	41
30/360 Days	30
Actual/360 Days	34

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		August 6, 2010
Closing Date:		August 26, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:		$1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$267,000,000.00	19.881%	0.37121%		September 15, 2011
Class A-2 Notes	Fixed	$267,000,000.00	19.881%	0.57000%		March 15, 2013
Class A-3 Notes	Fixed	$419,000,000.00	31.199%	0.97000%		April 15, 2015
Class A-4 Notes	Fixed	$218,300,000.00	16.255%	1.63000%		March 15, 2017
Total Securities		$1,171,300,000.00	87.217%

Overcollateralization		$134,552,694.83	10.019%
YSOA		$37,122,155.64	2.764%
Total Original Pool Balance		$1,342,974,850.47	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$199,767,240.23	0.9151042	$185,069,554.77	0.8477762	$14,697,685.46
Total Securities	$199,767,240.23	0.1705517	$185,069,554.77	0.1580035	$14,697,685.46

Weighted Avg. Coupon (WAC)	4.65%		4.66%
Weighted Avg. Remaining Maturity (WARM)	24.68		23.78
Pool Receivables Balance	$230,767,513.41		$215,552,491.03
Remaining Number of Receivables	32,233		31,420

Adjusted Pool Balance	$226,009,329.54		$211,186,608.67

III. COLLECTIONS

Principal:
Principal Collections	$14,947,136.42
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$185,678.86
Total Principal Collections	$15,132,815.28

Interest:
Interest Collections	$932,253.88
Late Fees & Other Charges	$34,849.29
Interest on Repurchase Principal	$-
Total Interest Collections	$967,103.17

Collection Account Interest	$676.19
Reserve Account Interest	$346.14
Servicer Advances	$-

Total Collections	$16,100,940.78

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	January 2014
Distribution Date	02/18/14
Transaction Month	41
30/360 Days	30
Actual/360 Days	34

IV. DISTRIBUTIONS

Total Collections	$16,100,940.78
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$16,100,940.78

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$192,306.26		$192,306.26	$192,306.26
Collection Account Interest					$676.19
Late Fees & Other Charges					$34,849.29
Total due to Servicer					$227,831.74

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$271,350.50		$271,350.50

Total interest:		$271,350.50		$271,350.50	$271,350.50

Available Funds Remaining:					$15,601,758.54

3. Principal Distribution Amount:					$14,697,685.46
		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$14,697,685.46
Class A Notes Total:		14,697,685.46		$14,697,685.46
Total Noteholders Principal				$14,697,685.46

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					904,073.08

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$4,758,183.87
Beginning Period Amount	$4,758,183.87
Current Period Amortization	$392,301.51
Ending Period Required Amount	$4,365,882.36
Ending Period Amount	$4,365,882.36
Next Distribution Date Required Amount	$3,991,380.17

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,529,263.47
Beginning Period Amount	$6,529,263.47
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,529,263.47
Ending Period Amount	$6,529,263.47

VII.  OVERCOLLATERALIZATION

Overcollateralization Target	14.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$26,242,089.31	$26,117,053.90	$26,117,053.90
Overcollateralization as a % of Adjusted Pool		11.61%	12.37%	12.37%

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	January 2014
Distribution Date	02/18/14
Transaction Month	41
30/360 Days	30
Actual/360 Days	34

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.26%	30,874	97.59%	$210,357,926.26
30 - 60 Days	1.37%	430	1.90%	$4,085,340.14
61 - 90 Days	0.31%	97	0.44%	$937,873.54
91 + Days	0.06%	19	0.08%	$171,351.09
		31,420		$215,552,491.03
Total
Delinquent Receivables 61 + days past due	0.37%	116	0.51%	$1,109,224.63
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.38%	121	0.52%	$1,207,777.70
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.35%	116	0.48%	$1,170,510.35
Three-Month Average Delinquency Ratio	0.37%		0.50%

Repossession in Current Period		17		$182,803.85
Repossession Inventory		31		$114,749.75

Charge-Offs
Gross Principal of Charge-Off for Current Period				$267,885.96
Recoveries				$(185,678.86)
Net Charge-offs for Current Period				$82,207.10

Beginning Pool Balance for Current Period				$230,767,513.41

Net Loss Ratio				0.43%
Net Loss Ratio for 1st Preceding Collection Period				0.32%
Net Loss Ratio for 2nd Preceding Collection Period				0.72%
Three-Month Average Net Loss Ratio for Current Period				0.49%

Cumulative Net Losses for All Periods				$8,587,903.40
Cumulative Net Losses as a % of Initial Pool Balance				0.64%

Principal Balance of Extensions				$1,049,983.03
Number of Extensions				108

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